Short-Term Borrowings	6 Months Ended
Jun. 30, 2022
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

Note 10 – SHORT-TERM BORROWINGS

As of December 31, 2021, the short-term borrowings were for working capital and capital expenditure purposes. Short-term borrowings include an accounts receivable factoring arrangement with a third-party financial institution of Zhongyuan Bank Co., Ltd consist of the following:

	Annual Interest Rate	Maturity (Months)	Principal	June 30, 2022	December 31, 2021
			US$	US$	US$
Short-term borrowings:
ZHONGYUAN BANK CO., LTD (1)	5.60%	January, 2022	1,568,455	-	1,568,455
Total				-	1,568,455

The interest expenses were $252,970 and $4,798 for the six months ended June 30, 2022 and 2021, respectively.

(1)	On July 29, 2021, the Company entered into a factoring agreement (see Note 3) with Zhongyuan Bank for 160 days and maturity date is January 9, 2022, $1,568,455 (RMB10,000,000) accounts receivable factoring to the bank and received accordingly amount of cash. In January 2022, the Company has repaid $1,568,455 (RMB10,000,000) to Zhongyuan Bank.